Employee share scheme reserve (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Exercise Price of the Options	The exercise price of the options is based on the fair value of shares as determined in the immediately previous round of financing.

	2021		2020
	Average exercise price per share Option	Number of options	Average exercise price per share option	Number of options
	USD		USD

At 1 January	3,478	2,958	2,203	1,926
Issued during the year (i)	2,567	3,874	3,559	2,267
Exercised during the year (ii)	—	—	—	(552)
Forfeited during the year	3,032	(1,193)	2,961	(683)

At 31 December	2,430	5,639	3,478	2,958

Vested and exercisable	2,254	3,416	1,894	585

(i)
Since the grant date is achieved only in the future on the “exit event” while the vesting period commences when awards are issued to employees, the disclosure considers “number of awards issued” in place of “number of awards granted”.

(ii)	The weighted average share price at the date of exercise of options exercised during the year ended 31 December 2021 was $0 (31 December 2020 – $0).

Summary of Share Options Outstanding
Share options outstanding at the end of each year have the following expiry date and exercise prices:

	At 31 December
	2021	2020

Number of options	5,639	2,958

Range of exercise price	$0 - $5,100	$540 - $3,781

Range of expiry dates	April 2027 – September 2031	January 2030 – December 2030

Weighted average remaining contractual life (in years)	7.97	8.95

Summary of Fair Value of Options	The fair value of the options was as follows:

Strike price	At 31 December
	2021	2020

$0	13,100	2,353.60
$540	—	2,121.06
$645	—	2,075.66
$1,861	11,357	1,552.37
$2,844	10,515	1,160.23
$3,781	9,780	878.90
$5,100	8,852	—

Summary of Fair Values Assumptions of the Options
The following assumptions are used in calculating the fair values of the options:

Particulars	At 31 December
	2021	2020
Expected weighted average volatility (%)	50%	60%
Expected dividends (%)	0%	0%
Expected term (in years)	1.25	1.25
Risk free rate (%)	1.12%	0.10%
Market price	$13,430.0	$2,353.6